RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

(a) Revenue – related parties

For the years ended December 31, 2024, 2023 and 2022, revenues from Taoping alliance companies, a new media operating organization that includes numerous advertising agencies throughout China, for sales of products, software, and advertising were approximately $0.1 million, $0.2 million and $0.1 million, respectively. Accounts receivable from related parties, net of allowance for credit losses, as of December 31, 2024, 2023 and 2022 were approximately $0.04 million, $0.6 million and $0.1 million, respectively. Advances received from related parties were approximately $0.04 million, $0.1 million and $0.1 million as of December 31, 2024, 2023 and 2022, respectively.

(b) Other revenue – related parties

Other revenue generated from related parties includes system maintenance service provided to Taoping alliance companies, which was approximately $2,300, $nil and $20,000, for the years ended December 31, 2024, 2023 and 2022, respectively.

(c) Amounts due to related parties

As of December 31, 2024 and 2023, the amounts due to related parties was $1.7 million and $3.0 million, respectively, which included the borrowing from the Company’s Chairman and Chief Executive Officer Mr. Jianghuai Lin (“Mr. Lin”), of approximately $0.4 million and $0.9 million, respectively, without interest and matures on December 31, 2025, and a loan balance of approximately $1.3 million (RMB10 million) and approximately $2.1 million (RMB15 million), respectively, from a related company 100% owned by Mr. Lin for 12-month at the interest of 5.85% per annum, which matured on April 15, 2025.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS